FAIR VALUE MEASUREMENTS (Details Textual) (USD $)	12 Months Ended		12 Months Ended		3 Months Ended		3 Months Ended			12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2013 Investor [Member]	Mar. 31, 2014 Placement Agents [Member]	Dec. 31, 2013 Placement Agents [Member]	Mar. 31, 2014 Placement Agents [Member] February 2014 Private Placement [Member]	Mar. 31, 2014 Private Placement [Member]	Mar. 31, 2014 Private Placement [Member] Common Stock [Member]	Dec. 31, 2013 Private Placement [Member] Common Stock [Member]	Dec. 31, 2013 Private Placement [Member] Warrants	Mar. 31, 2014 Private Placement [Member] Investor [Member]	Dec. 31, 2012 Private Placement [Member] Investor [Member]	Dec. 31, 2012 Private Placement [Member] Placement Agents [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock Issued During Period Shares Private Placement			2,461,000						2,226,956
Stock To Be Issued Upon Conversion Of Warrants														482,200
Exercise Price of Warrants (in dollars per share)													$ 1.50	$ 1.00
Proceeds from Issuance of Private Placement (in dollars)	$ 1,107,852							$ 3,813					$ 2,461,000
Stock to be Issued Upon Conversion of Warrants (in shares)							144,885	1,670,216				1,670,216	2,461,000	482,200
Exercise Price of Warrants (in dollars per share)							$ 2.35	$ 1.88					$ 1.50	$ 1.50
Exercise Price of Warrants Adjusted (in dollars per share)													$ 1.30	$ 1.30
Stock to be Issued Upon Conversion of Warrants Additional Issue (in shares)								2,226,956					371,017	72,455
Class of Warrant or Right, Outstanding		8,245,312						3,629,964			3,639,082
Warrants exercised during Period				141,305	9,118	88,485
Stock Issued Upon Exercise of Warrants With Antidilution Provision					9,118					194,146			371,017	72,455